Organization and Business Description (Details) - Schedule of Consolidated Financial Statements Reflect the Activities of TOYO	6 Months Ended
Jun. 30, 2024
TOYO [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	May 16, 2023
Place of Incorporation	Cayman Islands
% of Ownership	Parent
Principal Activities	Investment holding
Wholly owned subsidiaries of TOYO
Date of Incorporation	May 16, 2023
Place of Incorporation	Cayman Islands
Principal Activities	Investment holding
TOPTOYO Investment Pte. Ltd. (“TOYO SinCo”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Apr. 26, 2023
Place of Incorporation	Singapore
Principal Activities	Investment holding
Wholly owned subsidiaries of TOYO
Date of Incorporation	Apr. 26, 2023
Place of Incorporation	Singapore
% of Ownership	100.00%
Principal Activities	Investment holding
TOYO Solar [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Nov. 08, 2022
Place of Incorporation	Vietnam
Principal Activities	Design, manufacture and sales of solar cells and solar modules and related businesses
Wholly owned subsidiaries of TOYO
Date of Incorporation	Nov. 08, 2022
Place of Incorporation	Vietnam
% of Ownership	100.00%
Principal Activities	Design, manufacture and sales of solar cells and solar modules and related businesses
TOYO China Co., Ltd. (“TOYO China”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Nov. 20, 2023
Place of Incorporation	China
Principal Activities	Sales of solar cells and solar modules and related businesses
Wholly owned subsidiaries of TOYO
Date of Incorporation	Nov. 20, 2023
Place of Incorporation	China
% of Ownership	100.00%
Principal Activities	Sales of solar cells and solar modules and related businesses